Pay vs Performance Disclosure Pure in Thousands	12 Months Ended					48 Months Ended	60 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2024	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation  S-K,  we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company.

The table presented below discloses CAP for the following named executive officers ("NEOs"): (i) our principal executive officer (“PEO”), Mr. Peterson, (ii) our former Co-Chief Executive Officer and Co-President, Mr. Rozek (our "Former Co-PEO"), and (iii) Joshua Weisenburger, our Chief Financial Officer, who is the only named executive officer other than Mr. Peterson (the “Non-PEO NEO”). Total compensation for our PEO, our former Co-PEO and the Non-PEO NEO is not tied to any specific company performance measures. The amounts set forth below may vary significantly year over year due to factors such as stock price volatility.

Year		SCT Total for PEO - Adam K. Peterson (1)	SCT Total for Former Co- PEO - Alex B. Rozek (1)		CAP to PEO - Adam K. Peterson (1)	CAP to Former Co-PEO - Alex B. Rozek (1)		Average SCT Table Total for Non-PEO NEO (2)	Average CAP to Non-PEO NEO (2)	Company Cumulative TSR (3)	Peer Group Cumulative TSR	Net Income (Loss) Attributable to Common Stock holders (in millions)(4)	Net Loss from Operations (in millions) (4)	Total Revenues (in millions)
2025		$671,164	-		$671,164	-		$568,668	$568,211	$44.74	$101.62	$(12.43)	$(3.93)	$114.38
2024		$670,220	$3,246,962	(5)	$670,220	$3,246,962	(5)	$542,391	$537,885	$51.28	$106.13	$(1.29)	$(8.47)	$108.27
2023		$668,817	$669,855		$668,817	$669,855		$910,484	$846,541	$56.89	$104.38	$(7.00)	$(8.85)	$96.25
2022		$612,200	$612,200		$612,200	$612,200		$391,392	$391,392	$95.84	$89.74	$10.23	$(5.23)	$81.23
2021	(6)	$7,935,393	$7,925,000		$7,935,393	$7,925,000		$925,913	$925,913	$103.91	$106.95	$52.75	$(23.77)	$56.97

(1)     Mr. Peterson and Mr. Rozek are the named Principal Executive Officers for 2021 through 2024 and Mr. Peterson is the named Principal Executive Officer for 2025. Mr. Peterson and Mr. Rozek did not receive a bonus for calendar years 2022 through 2025 but Mr. Rozek received other compensation as described in footnote 5 below and each of Messrs. Peterson and Rozek received bonus compensation under the Company’s MIBP as described in footnote 6 below. Summary compensation for each Named Executive Officer also includes the fair value of Company group benefit plans.

(2)     Mr. Weisenburger is the Named Executive Officer included as the "Non-PEO NEO" in this Pay versus Performance discussion. Consists of compensation earned by Mr. Weisenburger, our Chief Financial Officer, in 2021 through 2025 consisting of (i) a base salary of $335,000 in 2025, $320,000 in 2024, $290,000 in 2023, $275,000 in 2022 and $265,000 in 2021, (ii) a cash bonus of $150,000 in 2025, $140,000 in 2024, $170,000 in 2023, $105,000 in 2022 and $650,000 in 2021, (iii) a restricted stock grant for 4,061 shares of Class A common stock which was issued in February 2026 for services provided in 2025 and which shares are fully vested as of the date of grant, (iv) a restricted stock grant for 3,322 shares of Class A common stock which was issued in February 2025 for services provided in 2024, and which shares are fully vested as of the date of grant, (v) a restricted stock grant for 8,440 shares of Class A common stock which was issued in February 2024 for services provided in 2023, and which shares are fully vested as of the date of grant, and (vi) a restricted stock grant for 11,559 shares of Class A common stock which was issued in January 2023 for services rendered in 2022 and 2021, which shares vested between the date of grant and January 2025. The value of these restricted stock awards is measured at the grant date fair value calculated in accordance with FASB ASC Topic 718. The shares of our Class A common stock issued to Mr. Weisenburger in 2026, 2025 and 2024 were issued at his request in lieu of a portion of his cash bonus earned for each such year, respectively.

(3)     Calculations are based on the closing per share price for the Company's Class A common stock of $27.65 on December 31, 2020, $28.73 on December 31, 2021, $26.50 on December 31, 2022, $15.73 on December 31, 2023, $14.18 on December 31, 2024 and $12.37 on December 31, 2025.

(4)     Includes depreciation and amortization expenses of $24,771,310 in Fiscal Year 2025, $22,179,699 in Fiscal Year 2024, $19,565,035 in Fiscal Year 2023, $15,123,857 in Fiscal Year 2022 and $10,128,634 in Fiscal Year 2021.

(5)    In May 2024, the Company, Mr. Rozek (the Company’s former Co-CEO) and certain affiliated entities controlled by Mr. Rozek entered into a separation agreement. All other compensation to Mr. Rozek in 2024 consists of severance payments of $373,333 and $29,167 in lieu of employee benefits, $250,000 as consideration for certain non-competition and non-solicitation covenants, other compensation totaling $14,837 consisting of employer contribution to 401(k) plan and the employer portion of life, health, dental and vision insurance, and 200,000 shares of Sky Harbour Class A common stock transferred by the Company to Mr. Rozek valued at $2,340,000 at the time of transfer. While employed by the Company, Mr. Rozek served at our request on the board of directors of Sky Harbour and received from Sky Harbour both cash fees for serving on its board of directors as well as restricted stock units which vest over a four-year period. As a director of Sky Harbour, and while employed by the Company, Mr. Rozek received director fees of $55,000 and $51,233, in 2024 and 2023, respectively as well as restricted stock grants of 7,000 units in each of 2024 and 2023 valued at $86,310 and $80,500, respectively. The value of these restricted stock units is measured at the grant date fair value calculated in accordance with FASB ASC Topic 718. These payments from Sky Harbour are not included in this Summary Compensation Table.

(6)     In 2021, the Company reported $93.2 million in investment income for the year. Under the formula established under the MIBP Plan, each of Messrs. Peterson and Rozek were each entitled to and received a one-time bonus of $7.5 million.

Each of our PEO and our Former Co-PEO did not receive equity grants for which adjustments to the SCT are required to calculate CAP. The following adjustments were made to calculate the CAP from the compensation included in the SCT for the non-PEO Named Executive Officer.

Non-PEO NEO Average Total Compensation Amount	$ 568,668	$ 542,391	$ 910,484	$ 391,392	$ 925,913
Non-PEO NEO Average Compensation Actually Paid Amount	$ 568,211	537,885	846,541	391,392	925,913
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of Summary Compensation Table Total to CAP for Non-PEO NEO

Year	2025	2024	2023	2022	2021
SCT Total	$568,668	$542,391	$910,484	$391,392	$925,913
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	-	-	(295,000)	-	-
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	-	-	102,717	-	-
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	-	(5,061)	-	-	-
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	(457)	555	-	-	-
Plus: Fair Value of Equity Awards Granted and Immediately Vested in the Fiscal Year (7)	-	-	128,340	-	-
CAP Total	$568,211	$537,885	$846,541	$391,392	$925,913

(7)    Equity grants awarded to Mr. Weisenburger for fiscal years 2025, 2024 and 2023, and which were issued in February 2026, February 2025 and February 2024, respectively, were issued at Mr. Weisenburger's request in lieu of a portion of his cash bonus for that year. Such shares are not subject to vesting requirements. The value of these restricted stock awards is measured at the grant date fair value calculated in accordance with FASB ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEOs and Non-PEO NEO CAP

and Company Total Shareholder Return (“TSR”)

The following table sets forth the relationship between the CAP to our PEOs, the CAP to our Non-PEO NEO, and the Company’s cumulative TSR from December 31, 2021 through December 31, 2025.

Year	CAP to our First PEO-Adam Peterson	CAP to our Second Former PEO-Alex Rozek	CAP to our Non-PEO NEO	Cumulative TSR of $100 Invested Over the Five Most Recently Completed Fiscal Years
2025	$671,164	-	$568,211	$44.74
2024	$670,220	$3,246,962	$537,885	$51.28
2023	$668,817	$669,855	$846,541	$56.89
2022	$612,200	$612,200	$391,392	$95.84
2021	$7,935,393	$7,925,000	$925,913	$103.91

Description of Relationship Between PEOs and Non-PEO NEO CAP and Net Income

The following table sets forth the relationship between the CAP to our PEOs, the  CAP to our Non-PEO NEO, and the Company’s Net Income (Loss) during the five most recently completed fiscal years.

Year	CAP to our First PEO-Adam Peterson	CAP to our Former Second PEO-Alex Rozek	CAP to our Non-PEO NEO	Net Income (Loss) for the Five Most Recently Completed Fiscal Years (in millions) (8)
2025	$671,164	-	$568,211	$(12.43)
2024	$670,220	$3,246,962	$537,885	$(1.29)
2023	$668,817	$669,855	$846,541	$(7.00)
2022	$612,200	$612,200	$391,392	$10.23
2021	$7,935,393	$7,925,000	$925,913	$52.75

(8)   Net income (loss) includes depreciation and amortization charges which totaled $24,771,310 in Fiscal Year 2025, $22,179,699 in Fiscal Year 2024, $19,565,035 in Fiscal Year 2023, $15,123,857 in Fiscal Year 2022 and $10,128,634 in Fiscal Year 2021. During Fiscal Year 2024, we also incurred approximately $4.1 million in one-time employee costs and professional fees associated with the payment of sums to Mr. Rozek under the Separation Agreement.

The chart below reflects the relationship between the PEOs and average non-PEOs CAP and our total shareholder return for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

The chart below reflects the relationship between the PEOs and average non-PEOs CAP and our net income (loss) for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEOs and Non-PEO NEO CAP

and Company Total Shareholder Return (“TSR”)

The following table sets forth the relationship between the CAP to our PEOs, the CAP to our Non-PEO NEO, and the Company’s cumulative TSR from December 31, 2021 through December 31, 2025.

Year	CAP to our First PEO-Adam Peterson	CAP to our Second Former PEO-Alex Rozek	CAP to our Non-PEO NEO	Cumulative TSR of $100 Invested Over the Five Most Recently Completed Fiscal Years
2025	$671,164	-	$568,211	$44.74
2024	$670,220	$3,246,962	$537,885	$51.28
2023	$668,817	$669,855	$846,541	$56.89
2022	$612,200	$612,200	$391,392	$95.84
2021	$7,935,393	$7,925,000	$925,913	$103.91

Description of Relationship Between PEOs and Non-PEO NEO CAP and Net Income

The following table sets forth the relationship between the CAP to our PEOs, the  CAP to our Non-PEO NEO, and the Company’s Net Income (Loss) during the five most recently completed fiscal years.

Year	CAP to our First PEO-Adam Peterson	CAP to our Former Second PEO-Alex Rozek	CAP to our Non-PEO NEO	Net Income (Loss) for the Five Most Recently Completed Fiscal Years (in millions) (8)
2025	$671,164	-	$568,211	$(12.43)
2024	$670,220	$3,246,962	$537,885	$(1.29)
2023	$668,817	$669,855	$846,541	$(7.00)
2022	$612,200	$612,200	$391,392	$10.23
2021	$7,935,393	$7,925,000	$925,913	$52.75

(8)   Net income (loss) includes depreciation and amortization charges which totaled $24,771,310 in Fiscal Year 2025, $22,179,699 in Fiscal Year 2024, $19,565,035 in Fiscal Year 2023, $15,123,857 in Fiscal Year 2022 and $10,128,634 in Fiscal Year 2021. During Fiscal Year 2024, we also incurred approximately $4.1 million in one-time employee costs and professional fees associated with the payment of sums to Mr. Rozek under the Separation Agreement.

The chart below reflects the relationship between the PEOs and average non-PEOs CAP and our total shareholder return for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

The chart below reflects the relationship between the PEOs and average non-PEOs CAP and our net income (loss) for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.

Compensation Actually Paid vs. Company Selected Measure	The chart below reflects the relationship between the PEOs and average non-PEOs CAP and our revenues for the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025.
Total Shareholder Return Amount	$ 44.74	51.28	56.89	95.84	103.91
Peer Group Total Shareholder Return Amount	101.62	106.13	104.38	89.74	106.95
Net Income (Loss)	$ (12,430,000)	$ (1,290,000)	$ (7,000,000)	$ 10,230,000	$ 52,750,000
Company Selected Measure Amount	(3,930)	(8,470)	(8,850)	(5,230)	(23,770)
Measure:: 1
Pay vs Performance Disclosure
Other Performance Measure, Amount	114,380	108,270	96,250	81,230	56,970
Mr. Peterson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 671,164	$ 670,220	$ 668,817	$ 612,200	$ 7,935,393
PEO Actually Paid Compensation Amount	671,164	670,220	668,817	612,200	7,935,393
PEO Name							Adam K. Peterson
Mr. Rozek [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	3,246,962	669,855	612,200	7,925,000
PEO Actually Paid Compensation Amount	0	3,246,962	669,855	612,200	7,925,000
PEO Name						Alex B. Rozek
Adam Peterson and Alex Rozek, a Board Member, and Employee [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount	671,164	670,220	668,817	612,200	7,935,393
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(295,000)	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	102,717	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(5,061)	0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	128,340	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (457)	$ 555	$ 0	$ 0	$ 0